Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue
Revenue

Note 3.    Revenue

The Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services.

All of the Company’s revenue is derived from Mobile Energy Group (formerly Wecast Services).  The following table presents our revenues disaggregated by revenue source, geography (based on our business locations) and timing of revenue recognition.

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018

Geographic Markets
Singapore	$—	$—	$—	$260,034,401
USA	249,512	200,660	41,649,384	200,660
Hong Kong/PRC	2,854,178	43,507,277	2,854,178	102,393,235
Total	$3,103,690	$43,707,937	$44,503,562	$362,628,296
Services Lines
Mobile Energy Group (formerly Wecast Services)
Crude oil	$—	$—	$—	$260,034,401
Consumer electronics	—	43,432,556	—	102,081,176
Digital asset management services	—	—	40,700,000	—
Electric Vehicles (“EV”)	2,854,178	—	2,854,178	—
Digital advertising services and other	249,512	275,381	949,384	512,719
Total	$3,103,690	$43,707,937	$44,503,562	$362,628,296

Timing of Revenue Recognition
Products and services transferred at a point in time	$3,103,690	$43,707,937	$3,803,562	$362,628,296
Services provided over time	—	—	40,700,000	—
Total	$3,103,690	$43,707,937	$44,503,562	$362,628,296

Mobile Energy Group revenue (formerly Wecast Services)

Mobile Energy Group is engaged in the sourcing, procurement, financing and management of commercial fleets of electronic vehicles. Historically, the Mobile Energy Group were mainly engaged in the logistics management, including sales of crude oil, consumer electronics, and digital consulting services such as assets management and marketing services. As of September 30, 2019, we no longer have control over Amer, the subsidiary that engaged in consumer electronics business, as disclosed in Note 5(h).

Logistics management revenue:

Revenue from the sales of crude oil and consumer electronics is recognized when the customer obtains control of the Company’s crude oil and consumer electronics, which occurs at a point in time, usually upon shipment or upon acceptance. The contracts are generally short-term contracts where the time between order confirmation and satisfaction of all performance obligations is less than one year.

The most significant judgment is determining whether we are the principal or agent for the sales of crude oil and consumer electronics. We report revenues from these transactions on a gross basis where we are the principal considering the following principal versus agent indicators:

(a)  We are primarily responsible for fulfilling the promise to provide the goods to the customer. The Company enters into contracts with customers with specific quality requirements and the suppliers separately. The Company is obliged to provide the goods if the supplier fails to transfer the goods to the customer and responsible for the acceptability of the goods.

(b)  The Company has certain inventory risk. Although the Company has the title to the goods only momentarily before passing title on to the customer, the Company is responsible to arrange and issue bill of lading to the customer so that the customer can have the right to obtain the required oil product. In addition, the customer can seek remedies and submit the claim against the Company regarding the quality or quantity of the products delivered.

(c)  The Company has discretion in establishing prices. Upon delivery of the crude oil and consumer electronics to the customer, the terms of the contract between the Company and the supplier require the Company to pay the supplier the agreed-upon price. The Company and the customer negotiate the selling price, and the Company invoices the customer for the agreed-upon selling price. The Company’s profit is based on the difference between the sales price negotiated with the customer and the price charged by the supplier. The sales price for crude oil is based on the daily benchmark price of spot product plus any premium determined by the Company.

During the fourth quarter of 2018, we began experiencing market demand for non-logistics management revenue -generating opportunities and have begun focusing our efforts on these new market fintech services opportunities, while phasing out of the oil trading and electronics trading businesses.

Digital asset management service with GTD:

On March 14, 2019, the Company entered into a service agreement with GTD, one of our minority shareholders, to provide digital asset management services including consulting, advisory and management services which will be delivered in two phases. There are two performance obligations: (1) the development of a master plan for GTD’s assets for 7,083,333 GTB agreed by both parties; and (2) exclusive marketing and business development management services for a fee as percentage (0.25%) of the total market value of GTB; based on a 10‑day average of the 10 business days leading up to the end of a respective calendar month, and paid on the first day of each new calendar month. No marketing and business development management services were delivered by the Company during the current quarter and, furthermore, the company does not anticipate providing these services in the fourth quarter.

The Company recognizes revenue for the master plan development services over the contract period based on the progress of the services provided towards completed satisfaction. Based on ASC 606-10-32, at contract inception, the Company considered the following factors to estimate the value of GTB (noncash consideration): a) it only trades in one exchange, which operations have been less than one year; b) its historical volatility is high; c) the Company’s intention to hold the majority of GTB, as part of our digital asset management services; and d) associated risks discussed in Note 19 (f). Therefore, the value of 7,083,333 GTB using Level 2 measurement was approximately $40.7 million with a 76% discount to the fixed contract price  agreed upon by both parties when signing the contract. We considered similar assets exchanges in Singapore and considered the volatility of the quoted prices and determined a discount of 76%.  The estimated value of GTB is calculated using the Black-Scholes valuation model using the following assumptions: expected terms 3.0 years; volatility 155%; dividend yield: zero and risk free interest rate 2.25%.

The Company considers the payments for marketing and business development management services as performance based consideration, in accordance with ASC 606 on constraining estimates of variable consideration, including the following factors:

•The susceptibility of the consideration amount to factors outside the Company’s influence.

•The uncertainty associated with the consideration amount is not expected to be resolved for a long period of time.

•The Company’s experience with similar types of contracts.

•Whether the Company expects to offer price concessions or change the payment terms.

•The range of possible consideration amounts.

As of September 30, 2019, all performance obligations associated with the development of the master plan for GTD’s assets have been satisfied. Accordingly, the Company recognized revenue of $0 and $40.7 million, for the three months and nine months ended September 30, 2019, respectively. No marketing and business development management services  were delivered by the Company during the current quarter and, furthermore, the company does not anticipate providing these services in the fourth quarter.

Taxis Commission Revenue:

During Q2 2019, the Company signed an agreement with iUnicorn (also known as Shenma Zhuanche) to form a strategic joint venture (“JV”) that will focus on green finance and integrated marketing services for new energy taxi vehicles as part of Ideanomics’ Mobile Energy Group (“MEG”). The Company agreed to contribute advisory and sales resources which include arranging ABS-based auto financing with its bank partners, and will have 50.01% ownership interest in the JV and will have control of the board. iUnicorn, which will own 49.99% of the JV, agreed to contribute its vehicles sales orders in Sichuan province. The JV will generate revenues from commissions on vehicle sales order and ABS fees related to the financing, which will vary accordingly to manufacturer and vehicle model.

During Q3 2019, the JV took over an order of 4,172 EV taxis from a third-party and helped facilitate the completion of the order in Q3 2019. As part of the transaction, Qianxi agreed to pay a commission of $2.9 million to the JV for facilitating the completion of this order. There is no other remaining performance obligation relating to this commission. In addition, the commission revenue is considered revenue from related party as the minority shareholder of the JV is an affiliate of our customer, Qianxi.

Legacy YOD revenue

Since 2017, we have run our legacy YOD segment with limited resources. No revenue was recognized for the nine months ended September 30, 2019 and 2018. As of September 30, 2019, we have ceased operations in the YOD segment.

Arrangements with multiple performance obligations

Our contracts with customers may include multiple performance obligations. For such arrangements, we allocate revenue to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices based on the observable prices charged to customers or adjusted market assessment or using expected cost plus margin when one is available. Adjusted market assessment price is determined based on overall pricing objectives taking into consideration market conditions and entity specific factors.

Variable consideration

Certain customers may receive discounts, which are accounted for as variable consideration. We estimate these amounts based on the expected amount to be provided to customers and reduce revenues recognized. Our revenue reserves, consisting of various discounts and allowances, which are components of variable consideration as discussed above, are considered an area of significant judgment. Additionally, our digital asset management service revenue, as discussed above, is calculated as a percentage (0.25%) of the total market value of GTB. For these areas of significant judgment, actual amounts may ultimately differ from our estimates and are adjusted in the period in which they become known.

Deferred revenues

We record deferred revenues when cash payments are received or due in advance of our performance, including amounts which are refundable.

Our payment terms vary by the type and location of our customer and the products or services offered. For certain products or services and customer types, we require payment before the products or services are delivered to the customer.

Practical expedients and exemptions

We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Note 4.    Revenue

The majority of the Company’s revenue is derived from Wecast Service (100% in 2018 and 99.5% in 2017). The following table presents our revenues disaggregated by revenue source, geography (based on our business locations) and timing of revenue recognition.

	2018	2017
Geographic Markets
Singapore	$260,034,401	$19,028,003
USA	638,412	7,037
Hong Kong	117,070,059	119,683,121
PRC	—	5,634,679
	$377,742,872	$144,352,840
Segments
-Wecast Service
Crude oil	$260,034,401	$143,558,567
Consumer electronics	116,723,251	—
Other	985,220	—
	377,742,872	143,558,567
-Legacy YOD	—	794,273
Total	$377,742,872	$144,352,840

Wecast service revenue

Wecast Services is mainly engaged in the sales of crude oil and consumer electronics. Revenue from the sales of crude oil and consumer electronics is recognized when the customer obtains control of the Company’s crude oil and consumer electronics, which occurs at a point in time, usually upon shipment or upon acceptance. The contracts are generally short-term contracts where the time between order confirmation and satisfaction of all performance obligations is less than one year.

The most significant judgment is determining whether we are the principal or agent for the sales of crude oil and consumer electronics. We report revenues from these transactions on a gross basis where we are the principal considering the following principal versus agent indicators:

(a)

We are primarily responsible for fulfilling the promise to provide the goods to the customer. The Company enters into contracts with customers with specific quality requirements and the suppliers separately. The Company is obliged to provide the goods if the supplier fails to transfer the goods to the customer and responsible for the acceptability of the goods.

(b)

The Company has certain inventory risk. Although the Company has the title to the good only momentarily before passing title on to the customer, the Company is responsible to arrange and issue bill of lading to the customer so that the customer can have the right to obtain the required oil product. In addition, the customer can seek remedies and submit the clam against the Company regarding the quality or quantity of the products delivered.

(c)

The Company has discretion in establishing prices. Upon delivery of the crude oil and consumer electronics to the customer, the terms of the contract between the Company and the supplier require the Company to pay the supplier the agreed-upon price. The Company and the customer negotiate the selling price, and the Company invoices the customer for the agreed-upon selling price. The Company’s profit is based on the difference between the sales price negotiated with the customer and the price charged by the supplier. The sales price for crude oil is based on the daily benchmark price of spot product plus any premium determined by the Company.

Legacy YOD revenue

In October 2016, the Company signed an agreement to form a partnership with Zhejiang Yanhua ("Yanhua Agreement"), where Yanhua acts as the exclusive distribution operator in PRC. According to the Yanhua Agreement, the existing legacy Hollywood studio paid contents as well as other IP contents specified in the agreement, along with the corresponding authorized rights letter that the Company is entitled to, will be turned over to Yanhua as a whole package, which was agreed to be priced at RMB13 million (approximately $2 million) as minimal guarantee fee. In addition to the minimal guarantee fee specified, there is a provision in the Yanhua Agreement which states that once the revenue recognized from the existing contents transferred from us to Yanhua reaches the amount of minimal guarantee fee, the revenue above minimal guarantee fee will be shared with us from the date when this revenue threshold is reached based on certain revenue-sharing mechanism stipulated in the Yanhua Agreement.

The payment is agreed to be paid in two installments, the first half of RMB 6.5 million was received on December 30, 2016 and revenue was recognized in 2017 based on ASC 926‑605. The remaining RMB 6.5 million will be paid under the scenario that the license content fees due to Hollywood studios for the existing legacy Hollywood paid contents will be settled. We did not recognize revenue for the second installment (RMB 6.5 million) since the Company is not entitled to the second installment as of December 31, 2018.

Arrangements with multiple performance obligations

Our contracts with customers may include multiple performance obligations. For such arrangements, we allocate revenue to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices based on an observable prices charged to customers or adjusted market assessment or using expected cost plus margin when one is available. Adjusted market assessment price is determined based on overall pricing objectives taking into consideration market conditions and entity specific factors.

Variable consideration

Certain customers may receive discounts, which are accounted for as variable consideration. We estimate these amounts based on the expected amount to be provided to customers and reduce revenues recognized. We believe that there will not be significant changes to our estimates of variable consideration.

Deferred revenues

We record deferred revenues when cash payments are received or due in advance of our performance, including amounts which are refundable. The increase in the deferred revenue balance for the year ended December 31, 2018 is primarily driven by cash payments received or due in advance of satisfying our performance obligations.

Our payment terms vary by the type and location of our customer and the products or services offered. The term between invoicing and when payment is due is not significant. For certain products or services and customer types, we require payment before the products or services are delivered to the customer.

Practical expedients and exemptions

We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.